Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies.
Commitments and Contingencies

L. Commitments and Contingencies

        At June 30, 2013, we had committed to purchase 281 new aircraft (of which 13 are through sale-leaseback transactions), three used aircraft from third parties, and nine new spare engines scheduled for delivery through 2022. Subsequent to June 30, 2013, we contracted with Embraer S.A. to purchase 50 E-Jets E2 aircraft scheduled for delivery through 2022, and agreed with Airbus to purchase up to 15 A321 aircraft scheduled for delivery through 2015, subject to meeting certain conditions, that are committed for lease to a single airline. Our aggregate estimated total remaining payments for these 346 new aircraft, three used aircraft and nine spare engines (including adjustment for anticipated inflation) was approximately $22.4 billion, at July 24, 2013. These commitments to purchase new aircraft and engines, other than the sale-leaseback transactions, are based upon agreements with each of Boeing, Airbus, Embraer and Pratt and Whitney. In addition, AeroTurbine has agreed to purchase five used aircraft and three engines under other flight equipment purchase agreements for an aggregate purchase commitment of $77.1 million.

Guarantees

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  Asset Value Guarantees:  We provide guarantees on a portion of the residual value of certain aircraft to financial institutions and other third parties for fees. As of June 30, 2013, we provided 13 such guarantees that had not yet been exercised. These guarantees expire at various dates through 2023 and generally obligate us to pay the shortfall between the fair market value and the guaranteed value of the aircraft and provide us with an option to purchase the aircraft for the guaranteed value. We have also been called upon to perform under five such guarantees and, as a result, we purchased two used aircraft during the six months ended June 30, 2013 and expect to purchase another three such aircraft during the remainder of 2013. At June 30, 2013, the total reserves related to these guarantees, both exercised and unexercised, aggregated $31.6 million. At June 30, 2013, the maximum aggregate potential commitment that we were obligated to pay under the 13 unexercised guarantees, without any offset for the projected value of the aircraft or other features that may limit our exposure, was approximately $330.6 million.

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  Aircraft Loan Guarantees:  We guarantee one loan collateralized by an aircraft. The guarantee expires in 2014, when the loan matures, and obligates us to pay an amount up to the guaranteed value upon the default of the borrower, which will be offset by a portion of the underlying value of the aircraft collateral. At June 30, 2013, the guaranteed value, without any offset for the projected value of the aircraft, was approximately $5.8 million.

        Management regularly reviews the underlying values of the aircraft collateral to determine our exposure under asset value guarantees and aircraft loan guarantees. We recorded provisions for losses on asset value guarantees of $6.6 million related to two asset value guarantees during the six months ended June 30, 2013. We did not record any provisions for losses on asset value guarantees during the three months ended June 30, 2013. The carrying balance of guarantees of $35.9 million, which consists of unamortized deferred premiums and reserves, is included in Accrued interest and other payables on our Condensed, Consolidated Balance Sheets.

Contingencies

Legal Proceedings

        Yemen Airways-Yemenia:    We are named in a lawsuit in connection with the 2009 crash of our Airbus A310-300 aircraft on lease to Yemen Airways-Yemenia, a Yemeni carrier. The plaintiffs are families of deceased occupants of the flight and seek unspecified damages for wrongful death, costs, and fees. The operative litigation commenced in January 2011 and is pending in the United States District Court for the Central District of California. We believe that we have substantial defenses on the merits and that we are adequately covered by available liability insurance. We do not believe that the outcome of the Yemenia lawsuit will have a material effect on our consolidated financial condition, results of operations or cash flows.

        We are also a party to various claims and litigation matters arising in the ordinary course of our business. We do not believe that the outcome of these matters, individually or in the aggregate, will be material to our consolidated financial condition, results of operations or cash flows.

Note R—Commitments and Contingencies

Aircraft Orders

        At December 31, 2012, we had committed to purchase 229 new aircraft (of which four are through sale-leaseback transactions), five used aircraft from third parties, and nine new spare engines scheduled for delivery through 2021 with aggregate estimated total remaining payments (including adjustment for anticipated inflation) of approximately $17.5 billion. All of the commitments to purchase new aircraft and engines, other than the sale-leaseback transactions, are based upon agreements with each of Boeing, Airbus and Pratt and Whitney. In addition, AeroTurbine has agreed to purchase one used aircraft and three engines under other flight equipment purchase agreements for an aggregate purchase commitment of $19.4 million.

        The Boeing aircraft (models 737, 777 and 787), and the Airbus aircraft (models A320neo, A321neo and A350XWB) are being purchased pursuant to the terms of purchase agreements executed by us and Boeing or Airbus. These agreements establish the pricing formulas (which include certain price adjustments based upon inflation and other factors) and various other terms with respect to the purchase of aircraft. Under certain circumstances, we have the right to alter the mix of aircraft type ultimately acquired. As of December 31, 2012, we had made non-refundable deposits on these purchase commitments of approximately $331.1 million and $96.4 million (including payments related to our rights to purchase an additional 50 A320neo family aircraft) with Boeing and Airbus, respectively.

        Management anticipates that a portion of the aggregate purchase price for the acquisition of aircraft will be funded by incurring additional debt. The exact amount of the indebtedness to be incurred will depend upon the actual purchase price of the aircraft, which can vary due to a number of factors, including inflation, and the percentage of the purchase price of the aircraft which must be financed.

Guarantees

        Asset Value Guarantees:    We provide guarantees on a portion of the residual value of certain aircraft to financial institutions and other third parties for fees. As of December 31, 2012, we provided 13 such guarantees that had not yet been exercised. These guarantees expire at various dates through 2023 and generally obligate us to pay the shortfall between the fair market value and the guaranteed value of the aircraft and provide us with an option to purchase the aircraft for the guaranteed value. During 2011 and 2012, we have been called upon to perform under six such guarantees and, as a result, we purchased one used aircraft during the year ended December 31, 2012, and may purchase five used aircraft in 2013. At December 31, 2012, the total reserves related to these guarantees, both exercised and unexercised, aggregated $44.6 million. At December 31, 2012, the maximum aggregate potential commitment that we were obligated to pay under the 13 unexercised guarantees, without any offset for the projected value of the aircraft or other features that may limit our exposure, was approximately $330.6 million.

        Aircraft Loan Guarantees:    We guarantee one loan collateralized by an aircraft. The guarantee expires in 2014, when the loan matures, and obligates us to pay an amount up to the guaranteed value upon the default of the borrower, which will be offset by a portion of the underlying value of the aircraft collateral. At December 31, 2012, the guaranteed value, without any offset for the projected value of the aircraft, was approximately $9.0 million.

        Management regularly reviews the underlying values of the aircraft collateral to determine our exposure under asset value guarantees and loan guarantees. We recorded provisions for losses on asset value guarantees of $31.3 million related to three asset value guarantees during 2012 and $13.5 million related to two asset value guarantees during 2011. We recorded no provision for losses on asset value guarantees during 2010. The carrying balance of guarantees of $49.3 million including reserves (2012) and $21.2 million (2011) is included in Accrued interest and other payables on our Consolidated Balance Sheets.

Leases

        We have operating leases for office space and office equipment extending through 2026. Rent expense was $15.9 million in 2012, $13.0 million in 2011 and $11.3 million in 2010. The leases provide for step rentals over the term and those rentals are considered in the evaluation of recording rent expense on a straight-line basis over the term of the lease. Tenant improvement allowances received from lessors are capitalized and amortized in selling, general and administrative expenses as a reduction of rent expense. Commitments for minimum rentals under the non-cancelable leases at December 31, 2012, are as follows:

(Dollars in thousands)
2013	$17,626
2014	17,831
2015	13,085
2016	3,195
2017	2,619
Thereafter	17,032

Total(a)	$71,388

(a)
Minimum rentals have not been reduced by minimum sublease rentals of $3.5 million in the future under non-cancelable subleases.

Contingencies

Legal Proceedings

        Yemen Airways-Yemenia:    We are named in a lawsuit in connection with the 2009 crash of our Airbus A310-300 aircraft on lease to Yemen Airways-Yemenia, a Yemeni carrier. The plaintiffs are families of deceased occupants of the flight and seek unspecified damages for wrongful death, costs, and fees. The operative litigation commenced in January 2011 and is pending in the United States District Court for the Central District of California. The Yemenia lawsuit is in its incipient stages. We believe that we have substantial defenses on the merits and that we are adequately covered by available liability insurance. We do not believe that the outcome of the Yemenia lawsuit will have a material effect on our consolidated financial condition, results of operations or cash flows.

        We are also a party to various claims and litigation matters arising in the ordinary course of our business. We do not believe that the outcome of any of these matters, individually or in the aggregate, will be material to our consolidated financial position, results of operations or cash flows.